BACKGROUND AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands	Apr. 13, 2021 $ / shares shares	Aug. 26, 2020 USD ($) shares	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Jan. 03, 2021 USD ($)	Nov. 11, 2019 vote	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of independent publicly traded companies | vote						2
Consideration received on transaction		$ 298,000
Number of shares issued in transaction (in shares) | shares		8,915,692
Percentage of ownership before transaction		29.50%
Cash and cash equivalents			$ 227,442	$ 166,542	$ 206,744
Restricted cash			40,500
Short-term securities			$ 76,000	$ 0
Debentures due 2023 | Affiliated entity
Debt Instrument [Line Items]
Principal amount							$ 425,000
Stated percentage							4.00%
The TZE Private Placement
Debt Instrument [Line Items]
Number of shares issued in transaction (in shares) | shares	1,870,000
Shares issued, price per share (in USD per share) | $ / shares	$ 18.00
TotalEnergies | Maxeon
Debt Instrument [Line Items]
Percentage of ownership after transaction		36.40%
Ownership percentage			24.40%
Tianjin Zhonghuan Semiconductor Co., Ltd. (TZE) | Maxeon
Debt Instrument [Line Items]
Ownership percentage			24.00%